Commitments and Contingencies - Summary of Future Minimum Lease Payments Under Capital Leases (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Minimum [Member]
Loss Contingencies [Line Items]
Term of capital lease	3 years
Maximum [Member]
Loss Contingencies [Line Items]
Term of capital lease	5 years